Employee Benefit Plans (Detail Textuals 2) - USD ($)					12 Months Ended
	Jul. 02, 2018	Jan. 05, 2018	Oct. 30, 2017	Oct. 02, 2017	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of options granted					20,000	152,080
Stock options exercise price					$ 0	$ 0
Compensation expense					$ 310,000	$ 132,000
Expected compensation expense in 2019 through 2021					304,000
Expected compensation expense in 2022					238,000
Expected compensation expense in 2023					5,000
Aggregate intrinsic value of options outstanding					8,000	0
Aggregate intrinsic value of options exercisable					$ 8,000	0
Expected to be recognized over weighted average period					3 years 9 months 18 days
Grant date fair value of all options granted					$ 55,000	$ 362,000
Stock - based compensation plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Number of shares authorized for options					194,168
Number of options granted	20,000	20,000	152,080	152,080
Stock options exercise price	$ 17.75	$ 17.52	$ 16.69	$ 16.72
Stock options term					10 years
Stock options vesting period					5 years